J.P. Morgan Series Trust II
Supplement dated October 29, 1999 to the Statement of Additional Information (combined) dated April 13, 1999, as Supplemented July 1, 1999:



The last  sentence of the section  under the  heading  "Additional  Investments:
When-Issued and Delayed Delivery Securities" is deleted.